Operating Leases (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Leases [Abstract]
Lease, Cost	$ 518
Operating Lease, Expense	$ 518	$ 470